Consolidated Statements of Comprehensive Income (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Other comprehensive losses
Other comprehensive losses, income taxes	¥ 0	¥ 0	¥ 0